Quarterly Holdings Report
for
Fidelity® Disruptive Automation ETF
August 31, 2025
DRA-NPRT1-1025
1.9907223.102
Common Stocks - 98.5%
	Shares	Value ($)
CANADA - 2.0%
Industrials - 2.0%
Machinery - 2.0%
ATS Corp (a)	103,985	2,878,734
CHINA - 8.3%
Consumer Discretionary - 2.6%
Automobile Components - 0.9%
Hesai Group ADR (a)	49,823	1,283,938
Automobiles - 1.7%
BYD Co Ltd H Shares	168,095	2,466,817
TOTAL CONSUMER DISCRETIONARY		3,750,755

Industrials - 5.0%
Machinery - 5.0%
Airtac International Group	76,007	1,961,744
Estun Automation Co Ltd A Shares (China) (a)	331,672	1,112,581
Shenzhen Inovance Technology Co Ltd A Shares (China)	404,644	4,257,649
		7,331,974
Information Technology - 0.7%
Software - 0.7%
Pony AI Inc ADR	71,347	1,025,256
TOTAL CHINA		12,107,985
FRANCE - 1.6%
Information Technology - 1.6%
Software - 1.6%
Dassault Systemes SE	75,243	2,341,513
GERMANY - 4.5%
Industrials - 3.4%
Industrial Conglomerates - 3.4%
Siemens AG	18,108	5,012,264
Information Technology - 1.1%
Software - 1.1%
Nemetschek SE	11,276	1,556,632
TOTAL GERMANY		6,568,896
JAPAN - 16.2%
Industrials - 14.6%
Machinery - 13.3%
Daifuku Co Ltd	132,098	4,222,138
FANUC Corp	114,574	3,257,393
Komatsu Ltd	71,894	2,464,713
MISUMI Group Inc	170,921	2,626,244
SMC Corp	9,836	3,052,102
THK Co Ltd	134,603	3,672,032
		19,294,622
Professional Services - 1.3%
Recruit Holdings Co Ltd	32,372	1,889,826
TOTAL INDUSTRIALS		21,184,448

Information Technology - 1.6%
Electronic Equipment, Instruments & Components - 1.6%
Keyence Corp	6,117	2,363,466
TOTAL JAPAN		23,547,914
SWEDEN - 3.2%
Industrials - 3.2%
Machinery - 3.2%
Epiroc AB A Shares	98,815	2,063,061
Sandvik AB	100,757	2,545,407

TOTAL SWEDEN		4,608,468
SWITZERLAND - 2.1%
Industrials - 2.1%
Machinery - 2.1%
Kardex Holding AG	7,151	2,989,451
TAIWAN - 7.2%
Industrials - 1.5%
Machinery - 1.5%
Hiwin Technologies Corp	309,693	2,162,922
Information Technology - 5.7%
Semiconductors & Semiconductor Equipment - 5.7%
Taiwan Semiconductor Manufacturing Co Ltd	218,408	8,287,780
TOTAL TAIWAN		10,450,702
UNITED KINGDOM - 2.6%
Information Technology - 2.6%
Electronic Equipment, Instruments & Components - 1.6%
Renishaw PLC	54,231	2,367,545
Technology Hardware, Storage & Peripherals - 1.0%
Raspberry PI Ltd (a)(b)	252,572	1,440,608
TOTAL UNITED KINGDOM		3,808,153
UNITED STATES - 50.8%
Communication Services - 2.5%
Interactive Media & Services - 2.5%
Alphabet Inc Class C	16,736	3,573,638
Consumer Discretionary - 4.1%
Automobiles - 1.7%
Tesla Inc (a)	7,607	2,539,749
Broadline Retail - 2.4%
Amazon.com Inc (a)	14,729	3,372,941
TOTAL CONSUMER DISCRETIONARY		5,912,690

Health Care - 1.0%
Health Care Equipment & Supplies - 1.0%
Intuitive Surgical Inc (a)	3,441	1,628,608
Industrials - 21.5%
Aerospace & Defense - 5.3%
Axon Enterprise Inc (a)	8,646	6,461,069
Rocket Lab Corp (b)	26,578	1,291,691
		7,752,760
Electrical Equipment - 5.7%
AMETEK Inc	11,940	2,206,512
Emerson Electric Co	27,382	3,614,424
Rockwell Automation Inc	7,212	2,476,817
		8,297,753
Ground Transportation - 2.8%
Uber Technologies Inc (a)	43,392	4,068,000
Machinery - 7.7%
Caterpillar Inc	5,162	2,163,084
Deere & Co	14,263	6,826,843
Symbotic Inc Class A (a)(b)	44,254	2,098,967
		11,088,894
TOTAL INDUSTRIALS		31,207,407

Information Technology - 21.7%
Electronic Equipment, Instruments & Components - 1.1%
Teledyne Technologies Inc (a)	2,918	1,570,380
Semiconductors & Semiconductor Equipment - 8.3%
NVIDIA Corp	39,445	6,870,530
Teradyne Inc	43,759	5,174,064
		12,044,594
Software - 12.3%
Autodesk Inc (a)	6,626	2,085,202
Manhattan Associates Inc (a)	6,820	1,469,301
Microsoft Corp	4,032	2,042,974
Palantir Technologies Inc Class A (a)	31,555	4,944,985
PTC Inc (a)	18,582	3,967,257
Synopsys Inc (a)	5,561	3,356,175
		17,865,894
TOTAL INFORMATION TECHNOLOGY		31,480,868

TOTAL UNITED STATES		73,803,211
TOTAL COMMON STOCKS (Cost $116,299,352)		143,105,027

Money Market Funds - 4.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.36	1,973,372	1,973,767
Fidelity Securities Lending Cash Central Fund (c)(d)	4.36	4,523,798	4,524,250
TOTAL MONEY MARKET FUNDS (Cost $6,498,017)			6,498,017

TOTAL INVESTMENT IN SECURITIES - 102.9% (Cost $122,797,369)	149,603,044
NET OTHER ASSETS (LIABILITIES) - (2.9)%	(4,277,149)
NET ASSETS - 100.0%	145,325,895

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,711,389	2,406,882	2,144,504	9,892	-	-	1,973,767	1,973,372	0.0%
Fidelity Securities Lending Cash Central Fund	4,036,521	15,547,966	15,060,237	26,598	-	-	4,524,250	4,523,798	0.0%
Total	5,747,910	17,954,848	17,204,741	36,490	-	-	6,498,017

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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